Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 21, 2021	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total Compensation for CEO(1)		Compensation Actually Paid(2) to CEO		Average SCT Total Compensation for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income (000s)	Adjusted Return on Average Tangible Common Equity(5)
	Mr. Stelling	Mr. Blair	Mr. Stelling	Mr. Blair			Company TSR	“Peer Group”(4) TSR
2023		$5,310,963		$5,388,333	$1,697,885	$1,728,801	$114.58	$115.69	$542,141	16.8%
2022		5,168,041		2,886,029	2,648,606	1,798,148	108.84	116.15	757,902	19.8
2021	$5,914,357	5,638,982	$7,708,577	6,846,483	1,546,221	1,935,006	134.17	124.78	760,467	17.8
2020	5,229,265		2,845,657		1,538,633	1,103,810	88.13	91.32	373,695	9.1

Company Selected Measure Name			Adjusted ROATCE
Named Executive Officers, Footnote			Mr. Stelling served as CEO through April 21, 2021 and Mr. Blair began serving as CEO on April 22, 2021.The other named executive officers are Messrs. Blair, Gregory, Holladay, and Derrick for 2020, Messrs. Gregory, Holladay, and Derrick for 2021, and Messrs. Stelling, Gregory, and Bishop and Ms. Creson for 2022, and Messrs. Gregory, Howard, Bishop, and Akins for 2023.
Peer Group Issuers, Footnote			Peer Group used for comparison is KBW Regional Bank Index.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid calculations shown below. Compensation Actually Paid amounts exclude impact of retirement vesting provisions of equity awards. Year-end share amounts include dividend equivalents granted during the year.

	Kessel D. Stelling	Kevin S. Blair	Average Other NEOs
2023 SCT Compensation		$5,310,963	$1,697,885
Subtract: SCT Equity Amount		(3,121,483)	(708,870)
Add: Fair value of equity granted as of 12/31/2023		2,787,949	632,972
Add: Dividends paid		—	—
Add/Subtract change in unvested equity		101,065	21,533
Add/Subtract change in vested equity during year		309,839	85,281
Subtract: Forfeited equity		—	—
2023 Compensation Paid		$5,388,333	$1,728,801
2022 SCT Compensation		$5,168,041	$2,648,606
Subtract: SCT Equity Amount		(2,338,466)	(1,102,020)
Add: Fair value of equity granted as of 12/31/2022		1,724,378	854,084
Add: Dividends paid		—	—
Add/Subtract change in unvested equity		(1,645,929)	(596,790)
Add/Subtract change in vested equity during year		(21,996)	(5,732)
Subtract: Forfeited equity		—	—
2022 Compensation Paid		$2,886,029	$1,798,148
2021 SCT Compensation	$5,914,357	$5,638,982	$1,546,221
Subtract: SCT Equity Amount	(2,381,490)	(3,308,053)	(671,048)
Add: Fair value of equity granted as of 12/31/2021	3,697,992	4,002,555	811,828
Add: Dividends paid	—	—	—
Add/Subtract change in unvested equity	1,582,389	994,807	338,561
Add/Subtract change in vested equity during year	311,873	226,415	47,265
Subtract: Forfeited equity	(1,416,544)	(708,223)	(137,821)
2021 Compensation Paid	$7,708,577	$6,846,483	$1,935,006
2020 SCT Compensation	$5,229,265		$1,538,633
Subtract: SCT Equity Amount	(2,442,364)		(678,995)
Add: Fair value of equity granted as of 12/31/2020	2,285,319		635,247
Add: Dividends paid	—		—
Add/Subtract change in unvested equity	(576,294)		(128,450)
Add/Subtract change in vested equity during year	(343,420)		(73,182)
Subtract: Forfeited equity	(1,306,850)		(189,444)
2020 Compensation Paid	$2,845,657		$1,103,810

Non-PEO NEO Average Total Compensation Amount			$ 1,697,885	$ 2,648,606	$ 1,546,221	$ 1,538,633
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,728,801	1,798,148	1,935,006	1,103,810
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid calculations shown below. Compensation Actually Paid amounts exclude impact of retirement vesting provisions of equity awards. Year-end share amounts include dividend equivalents granted during the year.

	Kessel D. Stelling	Kevin S. Blair	Average Other NEOs
2023 SCT Compensation		$5,310,963	$1,697,885
Subtract: SCT Equity Amount		(3,121,483)	(708,870)
Add: Fair value of equity granted as of 12/31/2023		2,787,949	632,972
Add: Dividends paid		—	—
Add/Subtract change in unvested equity		101,065	21,533
Add/Subtract change in vested equity during year		309,839	85,281
Subtract: Forfeited equity		—	—
2023 Compensation Paid		$5,388,333	$1,728,801
2022 SCT Compensation		$5,168,041	$2,648,606
Subtract: SCT Equity Amount		(2,338,466)	(1,102,020)
Add: Fair value of equity granted as of 12/31/2022		1,724,378	854,084
Add: Dividends paid		—	—
Add/Subtract change in unvested equity		(1,645,929)	(596,790)
Add/Subtract change in vested equity during year		(21,996)	(5,732)
Subtract: Forfeited equity		—	—
2022 Compensation Paid		$2,886,029	$1,798,148
2021 SCT Compensation	$5,914,357	$5,638,982	$1,546,221
Subtract: SCT Equity Amount	(2,381,490)	(3,308,053)	(671,048)
Add: Fair value of equity granted as of 12/31/2021	3,697,992	4,002,555	811,828
Add: Dividends paid	—	—	—
Add/Subtract change in unvested equity	1,582,389	994,807	338,561
Add/Subtract change in vested equity during year	311,873	226,415	47,265
Subtract: Forfeited equity	(1,416,544)	(708,223)	(137,821)
2021 Compensation Paid	$7,708,577	$6,846,483	$1,935,006
2020 SCT Compensation	$5,229,265		$1,538,633
Subtract: SCT Equity Amount	(2,442,364)		(678,995)
Add: Fair value of equity granted as of 12/31/2020	2,285,319		635,247
Add: Dividends paid	—		—
Add/Subtract change in unvested equity	(576,294)		(128,450)
Add/Subtract change in vested equity during year	(343,420)		(73,182)
Subtract: Forfeited equity	(1,306,850)		(189,444)
2020 Compensation Paid	$2,845,657		$1,103,810

Compensation Actually Paid vs. Total Shareholder Return			Our TSR directly impacts the compensation actually paid to our CEO and other named executive officers and is the primary driver of the difference between the Summary Compensation Table amounts and Compensation Actually Paid amounts in the above table. This results from the high percentage of compensation delivered through equity awards which are tied directly to share price. Additionally, many of our equity awards included in the Compensation Actually Paid calculation have vesting tied to our absolute TSR (for market restricted stock unit grants made through 2019) or relative TSR (for PSU grants made beginning in 2020). As reflected in the table, our TSR exceeded that of our peers in 2023 and 2021, but trailed in 2020 and 2022.
Compensation Actually Paid vs. Net Income			While we do not use net income as a direct performance measure in our incentive plan, it impacts the compensation actually paid to our CEO and other named executive officers as it is an input in performance measures in both our short and long-term incentive plans (adjusted EPS, adjusted ROAA, and adjusted ROATCE).
Compensation Actually Paid vs. Company Selected Measure			Adjusted ROATCE also impacts the compensation actually paid to our CEO and other named executive officers because 50% of the payout under our long-term incentive plan is based upon our adjusted ROATCE during the three-year measurement period.
Tabular List, Table

Performance Measures	Applicable Plan
Adjusted EPS(1)	Short-Term Incentive (50%)
Adjusted ROAA(1)	Short-Term Incentive (25%)
Adjusted ROATCE(1)	Long-Term Incentive (50%)
Relative TSR	Long-Term Incentive (50%)

Total Shareholder Return Amount			$ 114.58	108.84	134.17	88.13
Peer Group Total Shareholder Return Amount			115.69	116.15	124.78	91.32
Net Income (Loss)			$ 542,141,000	$ 757,902,000	$ 760,467,000	$ 373,695,000
Company Selected Measure Amount			0.168	0.198	0.178	0.091
PEO Name	Mr. Stelling	Mr. Blair	Mr. Blair	Mr. Blair		Mr. Stelling
Additional 402(v) Disclosure
(1)    For a reconciliation of the foregoing non-GAAP financial measures to the most comparable GAAP measures, please refer to Appendix B of this Proxy Statement.
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay for Performance table. Moreover, Synovus generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay for Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS(1)
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted ROAA(1)
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted ROATCE(1)
Non-GAAP Measure Description			Adjusted Return on Average Tangible Common Equity excludes non-recurring items and certain other items that are not indicative of ongoing operations. For a reconciliation of adjusted ROATCE to the most comparable GAAP measure, please refer to Appendix B of this Proxy Statement.
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Blair [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,310,963	$ 5,168,041	$ 5,638,982
PEO Actually Paid Compensation Amount			5,388,333	2,886,029	6,846,483
Stelling [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,914,357	$ 5,229,265
PEO Actually Paid Compensation Amount					7,708,577	2,845,657
PEO | Blair [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,121,483)	(2,338,466)	(3,308,053)
PEO | Blair [Member] | Equity Awards, Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,787,949	1,724,378	4,002,555
PEO | Blair [Member] | Equity Awards, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			101,065	(1,645,929)	994,807
PEO | Blair [Member] | Equity Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			309,839	(21,996)	226,415
PEO | Blair [Member] | Equity Awards, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(708,223)
PEO | Stelling [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,381,490)	(2,442,364)
PEO | Stelling [Member] | Equity Awards, Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,697,992	2,285,319
PEO | Stelling [Member] | Equity Awards, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,582,389	(576,294)
PEO | Stelling [Member] | Equity Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					311,873	(343,420)
PEO | Stelling [Member] | Equity Awards, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,416,544)	(1,306,850)
Non-PEO NEO | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(708,870)	(1,102,020)	(671,048)	(678,995)
Non-PEO NEO | Equity Awards, Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			632,972	854,084	811,828	635,247
Non-PEO NEO | Equity Awards, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,533	(596,790)	338,561	(128,450)
Non-PEO NEO | Equity Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 85,281	$ (5,732)	47,265	(73,182)
Non-PEO NEO | Equity Awards, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (137,821)	$ (189,444)